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[ABN-AMRO ASSET MANAGEMENT LOGO]


                                 CLASS N SHARES

                       SUPPLEMENT DATED SEPTEMBER 21, 2002
                        TO PROSPECTUS DATED MARCH 1, 2002

EQUITY FUNDS: ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Value Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO International Equity Fund BALANCED FUNDS: ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund
FIXED INCOME FUNDS: ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund
MONEY MARKET FUND: ABN AMRO/Chicago Capital Money Market Fund

THIS SUPPLEMENT SUPERCEDES AND REPLACES ANY EXISTING SUPPLEMENT TO THIS PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS, AS APPLICABLE.

     At a Special Meeting of Shareholders of ABN AMRO Growth Fund and ABN AMRO Small Cap Fund held on September 12, 2002, the shareholders approved the reorganization of the ABN AMRO Growth Fund into ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Small Cap Fund into ABN AMRO/TAMRO Small Cap Fund to take place on or about September 21, 2002.

                                   **********

     The following information supplements the information about the portfolio management team of ABN AMRO INTERNATIONAL EQUITY FUND found on pages 44 and 45:

Ivo Klein: Co-Portfolio Manager of the Fund since August 2001. Mr. Ivo has been associated with the Adviser and/or its affiliates since 1989. He holds a Master's degree in Economics from the KUB University in Tilburg.

Bas Verlaat: Co-Portfolio Manager of the Fund since December 1999. Mr. Verlaat has been associated with the Adviser and/or its affiliates since 1996. He holds a Bachelor's degree in Business Economics from the Hogeschool voor Economische Studies in Amsterdam.

Maarten Bloemen and Jacco Maters are no longer Co-Portfolio Managers of the Fund.


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     The following information replaces the information about the portfolio managers of ABN AMRO/VEREDUS SCITECH FUND AND ABN AMRO/VEREDUS SELECT GROWTH FUND on page 49:

Charles P. McCurdy, Jr., Chartered Financial Analyst, Charter Holder: Portfolio Manager of ABN AMRO/VEREDUS SCITECH FUND and ABN AMRO/VEREDUS SELECT GROWTH FUND since September 2002. Executive Vice President and Director of Research of Veredus Asset Management LLC since 1998. Formerly employed by SMC Capital, Inc. from 1994 to 1998. He received a BS from the University of Louisville.

Charles F. Mercer, Jr., Chartered Financial Analyst, Charter Holder: Portfolio Manager of the ABN AMRO/VEREDUS SCITECH FUND since September 2001 and ABN AMRO/VEREDUS SELECT GROWTH FUND since its inception in December 2001. Vice President and Director of Research of Veredus Asset Management LLC since June 1998. Prior experience includes: research analyst at SMC Capital Inc., from 1996 to 1998. Mr. Mercer received a BA from Vanderbilt University.

B. Anthony Weber: Portfolio Manager of the ABN AMRO/VEREDUS SELECT GROWTH FUND since September 2002 and Portfolio Manager of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND since June 1998. President and Chief Investment Officer of Veredus Asset Management LLC. He leads the team that is responsible for the day-to-day management of the Fund. Mr. Weber was President and Senior Portfolio Manager of SMC Capital, Inc from 1993 to 1998. He has 18 years of investment management experience. He received a BA from Centre College of Kentucky.











                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


     ABN AMRO ASSET MANAGEMENT (USA) LLC * CHICAGO CAPITAL MANAGEMENT, INC.
              MONTAG & CALDWELL, INC. * TAMRO CAPITAL PARTNERS LLC
                          VEREDUS ASSET MANAGEMENT LLC